CONCENTRATION AND RISKS (Details) ¥ in Thousands, $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2021 CNY (¥) item customer	Dec. 31, 2020 CNY (¥) item customer	Dec. 31, 2019 customer item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
CONCENTRATION AND RISKS
RMB against the US$ (depreciated)/appreciated (as a percent)	2.00%	6.00%	(2.00%)
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB that are subject to PRC government controls	¥ 1,289,400	¥ 760,000		¥ 1,289,400	$ 202.3
Number of Customers | customer	0	0	0
Number of Suppliers | item	0	0	0
Accounts payable | ¥				¥ 0